8. Commitments & Contingencies (Details) (USD $)	Dec. 31, 2013
Notes to Financial Statements
2014	$ 568,000
2015	581,000
2016	593,000
2017	604,000
2018	616,000
Thereafter	1,649,000
Total	$ 4,611,000